Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount	0
Total Fee Amount	27,620
Total Offset Amount	18,275
Net Fee	$ 9,345